Fair Value Measurements (Details) - Schedule of the black-scholes option model for the private placement warrants - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule Of The Black Scholes Option Model For The Private Placement Warrants Abstract
Stock price (in Dollars per share)	$ 10.07	$ 9.96	$ 9.96
Strike price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Probability of completing a Business Combination	38.00%		100.00%
Dividend yield
Term (in years)	4 years 1 month 6 days	4 years 7 months 6 days	4 years 7 months 6 days
Volatility	11.20%	8.70%	8.70%
Risk-free rate	3.00%	1.20%	1.20%
Fair value of warrants (in Dollars per share)	$ 0.32	$ 0.39	$ 0.39